SCHEDULE OF DISAGGREGATED ITS REVENUE FROM CONTRACTS WITH CUSTOMERS (Details)	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)
Product Information [Line Items]
Sale of Case Goods and Accessories	$ 1,993,323	$ 2,707,929	$ 3,333,058
Revenues, net	1,993,323	2,707,929	3,333,058
Leather and Fabric Upholstered Furniture [Member]
Product Information [Line Items]
Sale of Case Goods and Accessories	1,756,313	2,385,951	2,867,202
Case Goods and Accessories [Member]
Product Information [Line Items]
Sale of Case Goods and Accessories	$ 237,010	$ 321,978	$ 465,856